PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Cost:
Balance at January 1, 2017	33,628	16,372	182	50,182
Additions	405	39	5	449
Change in decommissioning provision	94	(3)	-	91
Disposals	-	-	(29)	(29)
Foreign currency translation and other	-	(1,060)	-	(1,060)
Balance at December 31, 2017	34,127	15,348	158	49,633
Additions	778	1	2	781
Change in decommissioning provision	(232)	(2)	-	(234)
Disposals (Note 11)	-	(486)	(1)	(487)
Foreign currency translation and other	-	1,363	-	1,363
Balance at December 31, 2018	34,673	16,224	159	51,056

Disclosure of detailed information about accumulated amortization, depletion and impairment losses of property and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Accumulated amortization, depletion and impairment losses:
Balance at January 1, 2017	(29,092)	(1,714)	(164)	(30,970)
Amortization and depletion	(561)	(223)	(3)	(787)
Impairment losses	(870)	-	-	(870)
Disposals	-	-	25	25
Foreign currency translation and other	-	131	-	131
Balance at December 31, 2017	(30,523)	(1,806)	(142)	(32,471)
Amortization and depletion (Note 6)	(951)	(205)	(4)	(1,160)
Impairment losses (Note 6)	(3,100)	(11,459)	-	(14,559)
Foreign currency translation and other	-	(185)	-	(185)
Balance at December 31, 2018	(34,574)	(13,655)	(146)	(48,375)

Disclosure of detailed information about carrying amount of property and equipment [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Carrying amounts:
At December 31, 2017	3,604	13,542	16	17,162
At December 31, 2018	99	2,569	13	2,681

Disclosure of detailed information about factors used to calculate the amortization and depletion [Table Text Block]
		Estimated Future Development Costs
Country	CGU	2018	2017
		$	$
Canada	Drake/Woodrush	Nil	Nil
United States	Kokopelli	5,286	83,700

Disclosure of detailed information about commodity price estimates [Table Text Block]
	Natural gas	NGL	Crude oil		NYMEX
Year	(AECO)	(Edmonton Pentanes Plus)	(Edmonton Par)	WTI Oil	Henry Hub Gas
	Cdn $ / mmbtu	Cdn $ / bbl	Cdn $ / bbl	US$ / bbl	US$ / mmbtu
2019	1.85	67.67	63.33	56.25	3.00
2020	2.29	79.22	75.32	63.00	3.15
2021	2.67	83.54	79.75	67.00	3.35
2022	2.90	85.49	81.48	70.00	3.50
2023	3.14	87.80	83.54	72.50	3.63
2024	3.23	90.30	86.06	75.00	3.70
2025	3.34	93.33	89.09	77.50	3.77
2026	3.41	96.86	92.62	80.41	3.85
2027	3.48	98.81	94.57	82.02	3.93
2028	3.54	100.80	96.56	83.66	4.00
Each benchmark price increased on average approximately 2% thereafter